Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Short-term Investments

Short-term investments (classified as available for sale securities) consist of the following:

As of December 31, 2013 (in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	304,884	-	-	304,884
Deposits	375,000	-	-	375,000

Total	679,884	-	-	679,884

As of December 31, 2012 (in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	279,988	-	-	279,988
Deposits	650,017	-	-	650,017

Total	930,005	-	-	930,005